PMC Diversified Equity Fund
Schedule of Investments
May 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.00%
Accommodation - 0.36%
GreenTree Hospitality Group Ltd. - ADR	6,545	$86,852
Hilton Worldwide Holdings, Inc.	6,990	554,377
Hyatt Hotels Corp. - Class A (c)	16,793	925,126
Melco Resorts & Entertainment Ltd. - ADR	10,738	172,130
MGM Resorts International	30,705	527,512
Sands China Ltd. - ADR	7,660	301,268
Vail Resorts, Inc. (c)	226	44,823
Wyndham Destinations, Inc.	7,548	240,026
Wynn Macau Ltd. - ADR (c)	9,573	163,124
		3,015,238
Administration of Economic Programs - 0.00%
Centrais Electricas Brasileiras SA - ADR	7,529	40,355
Administration of Human Resource Programs - 0.02%
Hailiang Education Group, Inc. - ADR (a)(c)	3,738	164,136
Administrative and Support Services - 2.06%
51job, Inc. - ADR (a)	531	34,244
ABM Industries, Inc. (c)	6,358	195,381
Accenture PLC - Class A (b)	14,595	2,942,643
AMN Healthcare Services, Inc. (a)(c)	5,637	250,057
Baker Hughes Co. (c)	13,341	220,260
Bilibili, Inc. - ADR (a)(c)	6,139	199,088
Booking Holdings, Inc. (a)	203	332,802
CorVel Corp. (a)	2,192	148,815
Criteo SA - ADR (a)	14,106	144,587
Deutsche Post AG - ADR	9,520	296,643
Essity AB - ADR (a)	44,729	1,453,692
Expedia Group, Inc.	8,118	645,219
FleetCor Technologies, Inc. (a)	2,264	551,940
Fortum OYJ - ADR	64,630	246,240
HMS Holdings Corp. (a)	3,876	121,086
Huami Corp. - ADR (a)	9,440	88,736
IHS Markit Ltd. (b)	8,725	606,038
Kelly Services, Inc. - Class A	10,719	160,678
Kforce, Inc.	8,370	252,774
ManpowerGroup, Inc. (c)	7,912	547,036
ManTech International Corp. - Class A	4,434	344,699
MasterCard, Inc. - Class A	11,530	3,469,261
Moody's Corp.	120	32,089
Orange SA - ADR	27,044	325,069
QIWI PLC - ADR	7,898	110,138
Randstad NV - ADR	5,824	121,832
Robert Half International, Inc. (c)	1,856	94,173
Secom Co. Ltd. - ADR	40,158	872,232
Teladoc Health, Inc. (a)(c)	4,056	705,988
Teleperformance - ADR (c)	3,257	393,511
TransUnion	6,228	537,414
Trip.com Group Ltd. - ADR (a)	2,082	55,319
TrueBlue, Inc. (a)(c)	11,247	173,879
TTEC Holdings, Inc.	3,880	164,357
Tuniu Corp. - ADR (a)	13,839	13,824
Waddell & Reed Financial, Inc. - Class A (c)	17,622	229,791
WNS Holdings Ltd. - ADR (a)	578	27,941
		17,109,476
Air Transportation - 0.34%
Air China Ltd. - ADR	2,077	24,820
Air France-KLM - ADR (a)(c)	19,447	89,067
Alaska Air Group, Inc. (c)	10,901	372,705
Allegiant Travel Co.	757	80,658
American Airlines Group, Inc. (c)	10,209	107,195
ANA Holdings, Inc. - ADR	38,287	180,715
Cathay Pacific Airways Ltd. - ADR	6,155	29,852
China Southern Airlines Co. Ltd. - ADR	245	5,106
Controladora Vuela Cia de Aviacion SAB de CV - ADR (a)	2,125	10,625
Delta Air Lines, Inc.	23,586	594,602
Japan Airlines Co. Ltd. - ADR (c)	39,902	393,035
JetBlue Airways Corp. (a)(c)	13,669	137,647
SkyWest, Inc.	8,107	259,991
Southwest Airlines Co.	7,477	240,012
Spirit Airlines, Inc. (a)(c)	5,086	65,864
United Airlines Holdings, Inc. (a)(c)	7,698	215,852
		2,807,746

Ambulatory Health Care Services - 0.86%
Amedisys, Inc. (a)	2,144	411,755
Chemed Corp.	436	208,630
DaVita, Inc. (a)	20,116	1,628,592
HealthStream, Inc. (a)	3,059	69,684
Laboratory Corp. of America Holdings (a)	4,597	805,946
LHC Group, Inc. (a)	2,795	454,216
Medpace Holdings, Inc. (a)(c)	3,830	355,501
Novocure Ltd. (a)(b)	4,414	297,636
Premier, Inc. (a)	11,056	384,638
Quest Diagnostics, Inc.	15,058	1,781,060
Select Medical Holdings Corp. (a)	11,245	181,494
Sonic Healthcare Ltd. - ADR	29,791	552,623
		7,131,775
Amusement, Gambling, and Recreation Industries - 0.02%
SeaWorld Entertainment, Inc. (a)(c)	6,122	110,563
WW International, Inc. (a)(c)	2,614	62,475
		173,038
Apparel Manufacturing - 0.43%
Burberry Group PLC - ADR	9,449	176,980
Cintas Corp. (c)	2,272	563,365
G-III Apparel Group Ltd. (a)	9,482	97,949
Lululemon Athletica, Inc. (a)(c)	4,003	1,201,281
Oxford Industries, Inc.	615	26,211
PVH Corp.	9,725	442,196
Ralph Lauren Corp. (c)	12,298	928,622
Under Armour, Inc. - Class C (a)(c)	3,111	24,452
Wacoal Holdings Corp. - ADR	1,215	125,297
		3,586,353
Beverage and Tobacco Product Manufacturing - 1.26%
Boston Beer Co., Inc. - Class A (a)	82	46,308
Brown-Forman Corp. - Class B (c)	1,416	93,357
Carlsberg A/S - ADR	98,243	2,537,616
Cia Cervecerias Unidas SA - ADR	13,107	183,629
Coca-Cola Amatil Ltd. - ADR	93,310	544,231
Coca-Cola Co.	25,179	1,175,355
Coca-Cola Femsa SAB de CV - ADR	5,106	223,541
Embotelladora Andina SA - Class A - ADR (c)	2,259	25,572
Embotelladora Andina SA - Class B - ADR	11,883	164,580
Fomento Economico Mexicano SAB de CV - ADR	1,853	125,467
Japan Tobacco, Inc. - ADR (c)	147,332	1,461,534
Kirin Holdings Co. Ltd. - ADR	43,031	883,857
PepsiCo, Inc.	12,950	1,703,572
Swedish Match AB - ADR	28,638	992,020
Tsingtao Brewery Co. Ltd. - ADR	3,022	103,836
Vector Group Ltd. (c)	17,601	201,179
		10,465,654
Broadcasting (except Internet) - 1.18%
Altice USA, Inc. - Class A (a)	21,686	557,764
Comcast Corp. - Class A	79,290	3,139,883
Discovery, Inc. - Class A (a)(c)	51,728	1,125,084
Discovery, Inc. - Class C (a)	68,938	1,350,495
DISH Network Corp. - Class A (a)	47,192	1,493,627
Liberty Broadband Corp. - Class A (a)	368	49,566
Liberty Broadband Corp. - Class C (a)	1,893	258,622
Liberty Media Corp-Liberty SiriusXM (a)(c)	11,282	411,455
MSG Networks, Inc. - Class A (a)(c)	15,474	191,568
Roku, Inc. (a)	5,201	569,562
Walt Disney Co.	4,766	559,052
WideOpenWest, Inc. (a)	22,628	147,308
		9,853,986
Building Material and Garden Equipment and Supplies Dealers - 0.48%
Home Depot, Inc.	13,864	3,444,927
Lowe's Companies, Inc.	3,978	518,532
		3,963,459
Chemical Manufacturing - 8.36%
AbbVie, Inc.	14,953	1,385,695
Abcam PLC - ADR	883	16,477
ACADIA Pharmaceuticals, Inc. (a)(c)	3,815	189,529
Acceleron Pharma, Inc. (a)	736	72,739
Air Liquide SA - ADR	21,528	587,712
Air Products and Chemicals, Inc.	4,565	1,103,132
Alexion Pharmaceuticals, Inc. (a)	9,011	1,080,419
Alnylam Pharmaceuticals, Inc. (a)(c)	381	51,538
Amgen, Inc.	10,657	2,447,913

Aratana Therapeutics, Inc. (a)	18,388	4,597
Arena Pharmaceuticals, Inc. (a)	5,811	347,323
Arkema SA - ADR	2,558	223,825
Astellas Pharma, Inc. - ADR	60,088	1,071,970
AstraZeneca PLC - ADR	22,764	1,242,914
Bayer AG - ADR	76,153	1,302,209
Beiersdorf AG - ADR (c)	7,546	158,164
Biogen, Inc. (a)	7,002	2,150,244
Bristol-Myers Squibb Co.	25,747	1,537,611
Cabot Microelectronics Corp.	796	115,309
Catalent, Inc. (a)	3,718	289,000
Celanese Corp. (c)	1,160	104,296
CF Industries Holdings, Inc. (c)	5,940	174,458
Chugai Pharmaceutical Co. Ltd. - ADR	4,142	1,209,464
Clinuvel Pharmaceuticals Ltd. - ADR	8,587	136,362
Corcept Therapeutics, Inc. (a)(c)	8,952	135,533
Coty, Inc. - Class A (c)	19,497	70,774
Covestro AG - ADR (a)	12,377	229,222
CSL Ltd. - ADR	12,153	1,124,882
D&L Industries, Inc. - ADR (c)	14,473	34,735
Daiichi Sankyo Co. Ltd. - ADR (c)	24,304	2,216,525
Dr Reddy's Laboratories Ltd. - ADR	3,679	196,606
Eisai Co. Ltd. - ADR	14,032	1,094,496
Eli Lilly and Co.	4,936	754,961
Endo International PLC (a)(b)(c)	15,874	61,274
Esperion Therapeutics, Inc. (a)(c)	710	30,083
Estee Lauder Cos., Inc. - Class A(c)	687	135,662
FMC Corp.	6,607	650,194
GlaxoSmithKline PLC - ADR (c)	63,308	2,653,870
GW Pharmaceuticals PLC - ADR (a)(c)	2,105	258,389
H Lundbeck A/S - ADR	4,784	183,323
Huntsman Corp.	10,083	183,006
Hypera SA - ADR	5,829	35,790
Immutep Ltd. - ADR (a)	56,365	71,584
Innospec, Inc. (c)	4,328	333,646
Innoviva, Inc. (a)(c)	17,143	239,488
Ironwood Pharmaceuticals, Inc. (a)(c)	11,200	108,976
Jazz Pharmaceuticals PLC (a)(b)	8,826	1,053,118
Johnson & Johnson	7,433	1,105,659
Kao Corp. - ADR	112,168	1,800,296
Kose Corp. - ADR (c)	33,002	820,760
Kronos Worldwide, Inc. (c)	8,668	84,600
Kuraray Co. Ltd. - ADR	13,132	416,547
Lexicon Pharmaceuticals, Inc. (a)(c)	70,439	134,538
Merck & Co., Inc.	31,030	2,504,741
Merck KGaA - ADR	23,005	542,688
Moderna, Inc. (a)(c)	1,897	116,666
Mylan NV (a)(b)	8,278	141,305
Neurocrine Biosciences, Inc. (a)(c)	3,340	416,698
Novartis AG - ADR	71,886	6,284,992
Novo Nordisk A/S - ADR	46,361	3,057,043
Novozymes A/S - ADR	13,116	717,839
Oasmia Pharmaceutical AB - ADR	13,526	29,081
Ono Pharmaceutical Co. Ltd. - ADR (c)	85,272	802,410
Otsuka Holdings Co. Ltd. - ADR	22,752	513,285
Pacira BioSciences, Inc. (a)	1,941	85,307
Perrigo Co. PLC (b)(c)	5,716	313,065
Pfizer, Inc.	63,652	2,430,870
PolyOne Corp.	8,401	208,177
PPG Industries, Inc.	286	29,078
Prestige Consumer Healthcare, Inc. (a)	6,616	279,195
Procter & Gamble Co.	25,165	2,917,127
PTC Therapeutics, Inc. (a)(c)	4,213	213,641
Quidel Corp. (a)	3,241	567,175
Redhill Biopharma Ltd. - ADR (a)(c)	5,433	38,683
Repligen Corp. (a)	5,402	707,500
Rogers Corp. (a)	671	72,642
Sanofi - ADR	50,679	2,488,846
Santen Pharmaceutical Co. Ltd. - ADR (c)	36,994	680,505
Seattle Genetics, Inc. (a)	3,989	627,111
Shin-Etsu Chemical Co. Ltd. - ADR	71,995	2,099,373
Shionogi & Co Ltd. - ADR	43,796	637,670
Shiseido Co. Ltd. - ADR	22,216	1,362,952
Starpharma Holdings Ltd. - ADR (a)	3,421	23,776
Sumitomo Chemical Co. Ltd. - ADR (c)	21,727	338,724
Sysmex Corp. - ADR	12,152	481,219
Takeda Pharmaceutical Co. Ltd. - ADR	33,847	660,017

Teijin Ltd. - ADR (c)	42,875	704,436
Teva Pharmaceutical Industries Ltd. - ADR (a)	16,240	203,487
THERAPIX BIOSCIENCES Ltd. - ADR (a)	5,684	2,842
Toray Industries, Inc. - ADR	47,065	456,295
Trex Co., Inc. (a)(c)	321	38,559
Trinity Biotech PLC - ADR (a)	97,114	122,364
UCB SA - ADR	7,180	358,085
Vertex Pharmaceuticals, Inc. (a)	1,139	327,986
Yara International ASA - ADR	3,387	58,019
Zoetis, Inc.	12,392	1,727,321
		69,610,232
Clothing and Clothing Accessories Stores - 1.24%
Abercrombie & Fitch Co. - Class A (c)	5,530	64,259
ASOS PLC - ADR (a)	237	8,769
Buckle, Inc. (c)	9,174	129,170
Carter's, Inc.	936	80,412
Charter Communications, Inc. - Class A (a)	4,967	2,702,048
Fast Retailing Co. Ltd. - ADR	23,824	1,329,617
Hennes & Mauritz AB - ADR	257,226	758,817
Kering SA - ADR	11,662	613,188
LVMH Moet Hennessy Louis Vuitton SE - ADR	25,445	2,141,197
Mr Price Group Ltd. - ADR (c)	20,336	149,750
Nordstrom, Inc. (c)	2,392	38,583
Pandora A/S - ADR	40,525	504,536
Ross Stores, Inc.	6,558	635,864
TJX Cos., Inc.	20,185	1,064,961
Urban Outfitters, Inc. (a)	328	5,556
Zumiez, Inc. (a)	5,566	135,643
		10,362,370
Computer and Electronic Product Manufacturing - 11.49%
Advanced Micro Devices, Inc. (a)	15,059	810,174
Alphabet, Inc. - Class A (a)	2,089	2,994,623
Alphabet, Inc. - Class C (a)	4,431	6,331,544
AMETEK, Inc.	220	20,176
Amphenol Corp. - Class A	3,182	307,254
Apple, Inc.	41,942	13,335,039
Arista Networks, Inc. (a)(c)	2,173	507,309
ASE Technology Holding Co Ltd. - ADR	33,478	136,590
Benchmark Electronics, Inc.	8,071	171,024
Bio-Rad Laboratories, Inc. - Class A (a)	1,330	653,456
Broadcom, Inc.	3,834	1,116,729
Bruker Corp. (c)	5,656	244,792
Casio Computer Co. Ltd. - ADR (c)	4,198	739,058
ChipMOS Technologies, Inc. - ADR	9,318	190,833
Cirrus Logic, Inc. (a)	5,979	433,358
Cisco Systems, Inc.	77,419	3,702,176
Danaher Corp.	9,000	1,499,490
Daqo New Energy Corp. - ADR (a)	869	44,467
Dell Technologies, Inc. - Class C (a)	605	30,032
Diodes, Inc. (a)	40,986	1,993,559
Eaton Corp. PLC (b)	19,051	1,617,430
Enphase Energy, Inc. (a)(c)	3,366	195,868
ESCO Technologies, Inc.	2,402	198,429
FGL Holdings (b)(c)	23,902	199,343
FLIR Systems, Inc. (c)	454	20,975
FormFactor, Inc. (a)	17,742	446,566
Fortinet, Inc. (a)	325	45,240
Hitachi Ltd. - ADR	21,204	1,397,343
Hoya Corp. - ADR	17,773	1,658,221
HP, Inc.	53,933	816,546
IDEXX Laboratories, Inc. (a)(c)	2,229	688,494
Ingenico Group SA - ADR (c)	19,730	548,099
Intel Corp.	95,798	6,028,567
Jabil, Inc. (c)	12,946	387,344
JinkoSolar Holding Co. Ltd. - ADR (a)(c)	4,473	70,718
Juniper Networks, Inc.	24,357	590,901
Keysight Technologies, Inc. (a)	6,842	739,825
Kyocera Corp. - ADR	29,168	1,573,322
L3Harris Technologies, Inc.	1,454	290,000
Lam Research Corp.	6,759	1,849,736
Lattice Semiconductor Corp. (a)(c)	6,376	158,571
Logitech International SA (b)(c)	995	59,143
Lumentum Holdings, Inc. (a)	3,996	292,987
Marvell Technology Group Ltd. (b)(c)	43,820	1,429,408
Maxim Integrated Products, Inc.	4,292	247,563
Medtronic PLC (b)	41,172	4,058,736
Methode Electronics, Inc.	10,139	317,858

Microchip Technology, Inc. (c)	8,469	813,193
Micron Technology, Inc. (a)	45,293	2,169,988
MKS Instruments, Inc.	2,392	252,667
Moog, Inc. - Class A	1,387	75,300
Motorola Solutions, Inc.	7,425	1,004,825
MTS Systems Corp.	3,551	62,533
NetApp, Inc.	12,743	567,573
Nitto Denko Corp. - ADR	39,054	1,055,630
NVIDIA Corp.	5,652	2,006,573
Omnicell, Inc. (a)	1,803	120,639
Omron Corp. - ADR	21,058	1,404,779
OSI Systems, Inc. (a)	3,074	232,917
Panasonic Corp. - ADR (c)	47,958	427,785
Plexus Corp. (a)	3,660	235,045
Power Integrations, Inc.	5,063	548,576
Qorvo, Inc. (a)	16,662	1,745,178
QUALCOMM, Inc.	32,270	2,609,998
Rohm Co. Ltd. - ADR (c)	14,596	492,177
Sanmina Corp. (a)	5,440	144,758
Seagate Technology PLC (b)(c)	37,020	1,963,540
Seiko Epson Corp. - ADR (c)	110,394	614,895
Semiconductor Manufacturing International Corp. - ADR (a)(c)	2,310	25,156
Sharp Corp. - ADR	221,980	590,467
Skyworks Solutions, Inc.	12,603	1,493,960
Sony Corp. - ADR (c)	34,329	2,223,146
STMicroelectronics NV (b)(c)	21,330	530,051
Sumitomo Electric Industries Ltd. - ADR	33,761	395,679
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (c)	66,065	3,325,051
TDK Corp. - ADR	10,399	970,747
Teradyne, Inc. (c)	9,539	639,304
Texas Instruments, Inc.	5,056	600,349
Thermo Fisher Scientific, Inc.	5,931	2,071,045
Trane Technologies PLC (b)	13,608	1,227,578
Trimble, Inc. (a)(c)	12,049	471,357
TTM Technologies, Inc. (a)	11,452	132,500
United Microelectronics Corp. - ADR (c)	70,187	177,573
Universal Display Corp.	592	86,787
Vishay Intertechnology, Inc.	15,240	247,802
Western Digital Corp. (c)	6,380	283,081
Zebra Technologies Corp. - Class A (a)	1,520	397,206
ZTE Corp. - ADR	706	3,544
		95,629,868
Construction of Buildings - 1.48%
ACS Actividades de Construccion y Servicios SA - ADR (a)	1,540	7,808
China State Construction International Holdings Ltd. - ADR	617	19,275
Daito Trust Construction Co. Ltd. - ADR (c)	17,123	453,631
Daiwa House Industry Co. Ltd. - ADR (c)	36,196	896,394
DR Horton, Inc. (c)	32,483	1,796,309
frontdoor, Inc. (a)(c)	4,236	193,373
KB Home	10,760	355,941
Lennar Corp. - Class A (c)	31,576	1,909,085
Lennar Corp. - Class B	6,542	293,605
MDC Holdings, Inc.	14,754	501,488
Meritage Homes Corp. (a)	6,463	449,179
NVR, Inc. (a)	274	882,721
Persimmon PLC - ADR	7,528	433,989
PulteGroup, Inc.	49,050	1,666,229
Sekisui House Ltd. - ADR (c)	69,378	1,317,488
Sun Hung Kai Properties Ltd. - ADR	52,326	604,365
Taylor Morrison Home Corp. (a)(c)	16,251	314,132
TRI Pointe Group, Inc. (a)(c)	18,637	266,882
		12,361,894
Credit Intermediation and Related Activities - 4.95%
Absa Group Ltd. - ADR	10,083	90,747
Agricultural Bank of China Ltd. - ADR (c)	30,774	311,587
Akbank T.A.S. - ADR (c)	13,448	21,382
Ally Financial, Inc. (c)	58,266	1,016,159
Banco BBVA Argentina SA - ADR (c)	27,333	86,646
Banco Bilbao Vizcaya Argentaria SA - ADR (c)	192,723	599,369
Banco Bradesco SA - ADR	15,805	51,524
Banco de Chile - ADR (c)	17,045	281,924
Banco do Brasil SA - ADR	24,341	138,379
Banco Macro SA - ADR (c)	5,596	96,027
Banco Santander Chile - ADR	13,451	212,122
Banco Santander SA - ADR (c)	48,203	109,421
Bank Hapoalim BM - ADR	29,136	879,179
Bank Mandiri Persero Tbk PT - ADR (c)	76,109	456,654

Bank of America Corp.	60,010	1,447,441
Bank of East Asia Ltd. - ADR	182,645	321,455
Bank OZK (c)	9,630	216,579
Bank Rakyat Indonesia Persero Tbk PT - ADR	60,093	600,029
BNP Paribas SA - ADR	117,841	2,114,069
BOC Hong Kong Holdings Ltd. - ADR	14,504	812,224
Capital One Financial Corp.	24,218	1,647,793
China Construction Bank Corp. - ADR	8,223	129,512
China Merchants Bank Co. Ltd. - ADR	15,811	371,875
Citigroup, Inc.	7,155	342,796
Comerica, Inc.	816	29,662
Commercial International Bank Egypt SAE - ADR	56,968	210,782
Commonwealth Bank of Australia - ADR (c)	28,528	1,206,734
Danske Bank A/S - ADR	89,789	553,998
DBS Group Holdings Ltd. - ADR	15,891	869,563
DNB ASA - ADR	94,776	1,275,685
Encore Capital Group, Inc. (a)(c)	8,422	267,567
Euronet Worldwide, Inc. (a)	1,068	101,172
Fifth Third Bancorp	2,652	51,422
FinVolution Group - ADR	61,306	93,185
First Financial Bankshares, Inc. (c)	3,760	115,206
Fulton Financial Corp. (c)	35,743	400,679
Grupo Aval Acciones y Valores SA - ADR	63,832	280,222
Grupo Financiero Banorte SAB de CV - ADR	6,881	104,935
Grupo Financiero Galicia SA - ADR (c)	9,549	76,487
Hachijuni Bank Ltd. - ADR	23,239	861,818
Hancock Whitney Corp.	5,581	120,661
Hang Seng Bank Ltd. - ADR (c)	45,523	703,786
HDFC Bank Ltd. - ADR	17,866	747,335
Hilltop Holdings, Inc.	15,391	287,658
ICICI Bank Ltd. - ADR	43,892	381,860
Industrial & Commercial Bank of China Ltd. - ADR (c)	22,263	287,861
International Bancshares Corp.	5,846	179,940
Itau CorpBanca Chile SA - ADR	9,048	27,506
JPMorgan Chase & Co.	22,972	2,235,406
KB Financial Group, Inc. - ADR	10,876	297,459
Macquarie Group Ltd. - ADR	70	5,114
Malayan Banking Bhd - ADR	15,066	51,982
Mechel PJSC - ADR (a)	24,445	44,245
Mediobanca Banca di Credito Finanziario SpA - ADR (c)	86,657	564,137
Mizuho Financial Group, Inc. - ADR	177,076	440,919
Nedbank Group Ltd. - ADR	11,712	65,236
OneMain Holdings, Inc.	13,335	311,106
ORIX Corp. - ADR	30,222	1,995,558
Oversea-Chinese Banking Corp. Ltd. - ADR (c)	15,464	186,960
PennyMac Financial Services, Inc. (c)	9,975	334,961
Piraeus Bank SA - ADR (a)	13,295	41,746
Popular, Inc. (b)	3,459	136,596
Royal Bank of Scotland Group PLC - ADR (c)	40,054	111,350
Sberbank of Russia PJSC - ADR (c)	81,793	935,712
Skandinaviska Enskilda Banken AB - ADR (c)	137,868	1,189,801
SLM Corp.	8,293	62,861
Societe Generale SA - ADR	156,540	455,531
Standard Bank Group Ltd. - ADR	2,732	15,613
Sumitomo Mitsui Financial Group, Inc. - ADR	201,360	1,159,834
Sumitomo Mitsui Trust Holdings, Inc. - ADR	327,541	940,043
Svenska Handelsbanken AB - ADR (c)	176,623	824,829
Swedbank AB - ADR	108,696	1,360,330
Synchrony Financial	46,589	949,018
Turkiye Garanti Bankasi AS - ADR (a)	98,853	109,776
UniCredit SpA - ADR	206,437	867,035
United Overseas Bank Ltd. - ADR	19,083	529,744
Valley National Bancorp (c)	45,751	365,093
Washington Federal, Inc.	1,080	27,929
Western Union Co. (c)	139,203	2,786,843
Westpac Banking Corp. - ADR (c)	149	1,693
Woori Financial Group, Inc. - ADR (c)	10,078	222,522
		41,217,599
Data Processing, Hosting and Related Services - 0.73%
21Vianet Group, Inc. - ADR (a)	3,629	52,983
CSG Systems International, Inc.	6,009	284,526
Donnelley Financial Solutions, Inc. (a)	3,160	25,754
EVERTEC, Inc. (b)	9,067	264,031
FactSet Research Systems, Inc. (c)	627	192,809
Fang Holdings Ltd. - ADR (a)	1,414	1,513
Hewlett Packard Enterprise Co.	73,118	709,976
Inovalon Holdings, Inc. - Class A (a)	4,674	87,965

JMU Ltd. - ADR (a)	19,600	30,380
Liberty TripAdvisor Holdings, Inc. - Class A (a)	15,726	37,349
Sify Technologies Ltd. - ADR	6,659	6,193
Sohu.com Ltd. - ADR (a)	1,203	8,060
Trivago NV - ADR (a)	21,577	45,312
Visa, Inc. (c)	21,671	4,231,047
Zai Lab Ltd. - ADR (a)(c)	1,201	89,354
		6,067,252
Educational Services - 0.15%
ATA Creativity Global - ADR (a)	21,057	18,951
China Distance Education Holdings Ltd. - ADR	14,027	96,085
Cogna Educacao - ADR	13,872	13,928
Laureate Education, Inc. - Class A (a)	15,516	150,971
New Oriental Education & Technology Group, Inc. - ADR (a)	5,298	635,548
TAL Education Group - ADR (a)(c)	4,736	267,395
Tarena International, Inc. - ADR (a)	4,761	10,427
YDUQS Participacoes SA - ADR (c)	15,382	82,601
		1,275,906
Electrical Equipment, Appliance, and Component Manufacturing - 1.38%
ABB Ltd. - ADR (c)	76	1,494
Alstom SA - ADR	33,488	139,478
Atos SE - ADR (c)	12,749	193,402
BYD Co. Ltd. - ADR	14,949	169,073
Generac Holdings, Inc. (a)(c)	5,638	627,340
GrafTech International Ltd. (c)	8,414	57,552
Helen of Troy Ltd. (a)(b)(c)	1,641	298,531
Hubbell, Inc.	5,349	654,825
Husqvarna AB - ADR	20,672	309,253
Koninklijke Philips NV (b)(c)	29,751	1,352,480
Mitsubishi Electric Corp. - ADR	53,539	1,405,934
Murata Manufacturing Co. Ltd. - ADR	116,330	1,633,262
Regal Beloit Corp.	2,512	199,804
Resideo Technologies, Inc. (a)	5,119	36,140
Schneider Electric SE - ADR	78,108	1,557,475
Spectrum Brands Holdings, Inc.	2,914	137,890
Synaptics, Inc. (a)(c)	2,189	139,483
Taiyo Yuden Co Ltd. - ADR	5,785	643,466
Whirlpool Corp. (c)	11,687	1,423,710
Yaskawa Electric Corp. - ADR	7,229	518,030
		11,498,622
Electronics and Appliance Stores - 0.28%
Aaron's, Inc.	3,536	130,514
Best Buy Co., Inc.	23,408	1,827,930
Sega Sammy Holdings, Inc. - ADR	108,721	352,256
		2,310,700
Fabricated Metal Product Manufacturing - 0.57%
ACCO Brands Corp.	5,800	35,902
Alfa Laval AB - ADR	55,562	1,126,242
Assa Abloy AB - ADR	93,487	945,154
Atkore International Group, Inc. (a)	9,465	254,041
Axalta Coating Systems Ltd. (a)(b)	7,011	162,024
Axon Enterprise, Inc. (a)(c)	6	456
Crown Holdings, Inc.	16,643	1,088,951
Emerson Electric Co.	6,298	384,303
Kimberly-Clark de Mexico SAB de CV - ADR	6,630	51,383
LIXIL Group Corp. - ADR	1,567	43,813
Materion Corp.	2,474	129,885
Parker Hannifin Corp. (c)	1,568	282,193
POSCO - ADR (c)	3,069	113,277
Simpson Manufacturing Co, Inc.	1,463	117,128
		4,734,752
Fishing, Hunting and Trapping - 0.01%
Mowi ASA - ADR	4,075	76,732
Food and Beverage Stores - 1.18%
Carrefour SA - ADR	501,599	1,499,781
Koninklijke Ahold Delhaize NV - ADR	94,657	2,400,028
Kroger Co.	66,823	2,179,766
Seven & i Holdings Co. Ltd. - ADR	104,223	1,779,608
Tesco PLC - ADR	113,041	956,327
Wal-Mart de Mexico SAB de CV - ADR	7,832	196,113
Weis Markets, Inc.	6,389	356,059
Wm Morrison Supermarkets PLC - ADR	38,742	445,630
		9,813,312
Food Manufacturing - 2.59%
Archer-Daniels-Midland Co.	16,124	633,834
BRF SA - ADR (a)	1,802	7,713
Campbell Soup Co. (c)	26,603	1,356,221

Conagra Foods, Inc.	47,002	1,635,200
General Mills, Inc.	18,389	1,159,243
Hershey Co.	6,509	883,141
Hormel Foods Corp. (c)	3,917	191,267
JBS SA - ADR	9,847	80,647
JM Smucker Co. (c)	3,464	394,654
Kellogg Co.	2,400	156,744
Kerry Group PLC - ADR	1,664	204,672
Kraft Heinz Co. (c)	19,685	599,802
Lamb Weston Holdings, Inc.	5,580	335,135
Marfrig Global Foods SA - ADR (a)	15,043	36,705
Mondelez International, Inc. - Class A	28,377	1,479,009
Nestle SA - ADR	54,575	5,895,736
Pilgrim's Pride Corp. (a)	15,227	314,742
Tate & Lyle PLC - ADR	34,122	1,120,908
Tiger Brands Ltd. - ADR	1,632	14,851
Tyson Foods, Inc. - Class A (c)	33,675	2,068,992
Unilever NV (b)(c)	27,692	1,426,692
Wilmar International Ltd. - ADR (c)	54,031	1,543,666
		21,539,574
Food Services and Drinking Places - 0.10%
Brinker International, Inc. (c)	4,987	131,407
Chipotle Mexican Grill, Inc. (a)	707	709,765
Texas Roadhouse, Inc. (c)	12	622
		841,794
Funds, Trusts, and Other Financial Vehicles - 0.44%
Coca-Cola HBC AG - ADR (c)	2,853	71,596
Franklin Resources, Inc. (c)	13,290	250,782
Garmin Ltd. (b)	14,266	1,286,365
Geberit AG - ADR (c)	14,163	689,030
Lonza Group AG - ADR (c)	10,635	523,774
Magnolia Oil & Gas Corp. - Class A (a)(c)	19,330	107,282
NN Group NV - ADR	33,186	508,078
Wheelock & Co Ltd. - ADR	2,208	151,314
Woolworths Holdings Ltd. (b)	34,737	57,010
		3,645,231
Furniture and Home Furnishings Stores - 0.11%
Ethan Allen Interiors, Inc. (c)	18,972	214,383
RH (a)(c)	959	207,998
Ryohin Keikaku Co. Ltd. - ADR	9,771	147,054
Williams-Sonoma, Inc. (c)	3,884	323,187
		892,622
Furniture and Related Product Manufacturing - 0.22%
American Woodmark Corp. (a)	1,711	107,382
Fortune Brands Home & Security, Inc.	22,493	1,371,174
Herman Miller, Inc.	11,001	253,243
HNI Corp.	5,272	134,278
		1,866,077
General Merchandise Stores - 1.17%
BJ's Wholesale Club Holdings, Inc. (a)(c)	5,771	207,756
Colruyt SA - ADR	29,149	443,939
Costco Wholesale Corp.	7,166	2,210,496
Dillard's, Inc. - Class A (c)	4,096	122,921
Dollar General Corp.	1,247	238,813
Kohl's Corp. (c)	28,360	545,079
Pan Pacific International Holdings Corp. - ADR	35,840	719,130
Target Corp.	18,215	2,228,241
Walmart, Inc.	24,567	3,047,782
		9,764,157
Health and Personal Care Stores - 0.39%
Clicks Group Ltd. - ADR	4,021	106,677
CVS Health Corp.	42,340	2,776,234
Rite Aid Corp. (a)	4,918	64,573
Walgreens Boots Alliance, Inc.	6,235	267,731
		3,215,215
Heavy and Civil Engineering Construction - 0.35%
Alliance Global Group, Inc. - ADR (a)	7,162	44,942
Guangdong Investment Ltd. - ADR (c)	400	39,104
JGC Holdings Corp. - ADR	31,553	677,443
KBR, Inc.	22,244	521,622
MasTec, Inc. (a)(c)	6,848	268,099
Primoris Services Corp.	1,988	33,180
Skanska AB - ADR	28,397	560,415
Vinci SA - ADR	30,217	700,732
Xinyuan Real Estate Co. Ltd. - ADR	13,725	34,038
		2,879,575

Hospitals - 0.26%
Encompass Health Corp.	7,681	562,633
HCA Healthcare, Inc.	7,478	799,398
Tenet Healthcare Corp. (a)	6,042	131,474
Universal Health Services, Inc. - Class B	6,107	643,983
		2,137,488
Insurance Carriers and Related Activities - 6.35%
Admiral Group PLC - ADR (c)	17,790	522,670
Ageas SA/NV - ADR	34,925	1,191,990
AIA Group Ltd. - ADR	26,782	880,592
Alleghany Corp.	1,705	874,836
Allstate Corp.	19,156	1,873,648
American Equity Invesment Life Holding Co.	833	18,068
American International Group, Inc. (c)	35,423	1,064,815
Anthem, Inc.	3,792	1,115,265
Arch Capital Group Ltd. (a)(b)	27,314	770,801
Arthur J. Gallagher & Co. (c)	2,726	257,007
Athene Holding Ltd. - Class A (a)(b)	17,040	492,286
Aviva PLC - ADR (c)	132,325	805,859
Berkshire Hathaway, Inc. - Class A (a)	8	2,229,120
Berkshire Hathaway, Inc. - Class B (a)	31,343	5,816,633
Centene Corp. (a)	18,007	1,192,964
Cigna Corp.	9,575	1,889,339
Cincinnati Financial Corp.	9,996	589,264
CNO Financial Group, Inc.	2,928	42,017
Direct Line Insurance Group PLC - ADR (c)	31,768	410,443
Employers Holdings, Inc.	9,705	290,082
Essent Group Ltd. (b)	5,005	165,415
Everest Re Group Ltd. (b)	2,460	488,089
Fanhua, Inc. - ADR (c)	9,038	169,824
First American Financial Corp.	2,205	111,330
Genworth Financial, Inc. - Class A (a)	31,039	94,669
Gjensidige Forsikring ASA - ADR	74,066	1,372,443
Globe Life, Inc.	1,360	104,747
Hannover Rueck SE - ADR	11,459	923,424
Hartford Financial Services Group, Inc.	23,178	887,486
Horace Mann Educators Corp.	4,136	151,047
Humana, Inc.	5,478	2,249,541
Kemper Corp.	3,581	227,035
Lincoln National Corp. (c)	2,474	93,839
Loews Corp.	14,504	482,113
Markel Corp. (a)	1,452	1,303,054
Mercury General Corp.	5,718	230,035
MetLife, Inc.	27,114	976,375
MGIC Investment Corp.	10,314	84,678
MS&AD Insurance Group Holdings, Inc. - ADR	119,203	1,755,860
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	82,682	1,888,457
National General Holdings Corp.	10,390	210,917
National Western Life Group, Inc. - Class A	1,224	239,818
Old Republic International Corp.	23,542	367,020
Ping An Insurance Group Co. of China Ltd. - ADR (c)	51,463	1,017,938
Principal Financial Group, Inc. (c)	3,180	122,812
Progressive Corp.	12,045	935,656
QBE Insurance Group Ltd. - ADR	57,824	338,704
Radian Group, Inc.	13,386	212,570
RenaissanceRe Holdings Ltd. (b)	1,056	177,260
Safety Insurance Group, Inc.	3,650	278,276
Sanlam Ltd. - ADR (c)	10,202	65,905
Selective Insurance Group, Inc.	2,589	135,793
Suncorp Group Ltd. - ADR	675	3,989
T&D Holdings, Inc. - ADR	187,474	839,884
Third Point Reinsurance Ltd. (a)(b)	16,788	123,895
Tokio Marine Holdings, Inc. - ADR (c)	47,865	2,079,734
Topdanmark A/S - ADR (c)	136,113	565,550
UnitedHealth Group, Inc.	17,663	5,384,565
W.R. Berkley Corp.	12,210	707,570
White Mountains Insurance Group Ltd. (b)	414	379,042
Willis Towers Watson PLC (b)	2,001	406,004
Zurich Insurance Group AG - ADR	66,068	2,138,621
		52,818,683
Leather and Allied Product Manufacturing - 0.37%
adidas AG - ADR (c)	7,590	1,010,836
Deckers Outdoor Corp. (a)	2,009	366,703
NIKE, Inc. - Class B	8,879	875,292
Skechers U.S.A., Inc. - Class A (a)	6,582	206,148
Tapestry, Inc.	45,678	621,221
		3,080,200

Machinery Manufacturing - 3.49%
Advantest Corp. - ADR (c)	22,908	1,129,364
Applied Materials, Inc.	39,947	2,244,222
Arcosa, Inc.	3,611	137,832
ASML Holding NV (b)(c)	7,412	2,442,329
Atlas Copco AB - Class A - ADR	31,001	1,218,029
Atlas Copco AB - Class B - ADR	21,000	745,710
Brooks Automation, Inc. (c)	8,305	331,951
Canon, Inc. - ADR (c)	30,345	622,983
Caterpillar, Inc.	6,912	830,338
CONMED Corp.	4,464	327,702
Cummins, Inc.	13,089	2,219,895
Daikin Industries Ltd. - ADR (c)	123,836	1,819,151
Evoqua Water Technologies Corp. (a)	738	13,882
Fabrinet (a)(b)	6,938	443,616
FANUC Corp. - ADR	45,093	804,459
FUJIFILM Holdings Corp. - ADR	31,244	1,435,349
General Electric Co.	53,728	352,993
Glaukos Corp. (a)	1,047	40,812
Illinois Tool Works, Inc.	1,025	176,772
Ingersoll Rand, Inc. (a)	2,279	64,268
iRobot Corp. (a)(c)	2,178	160,562
ITT, Inc.	2,678	154,521
Komatsu Ltd. - ADR	39,398	796,234
Konica Minolta, Inc. - ADR	24,971	180,790
Makita Corp. - ADR	14,451	489,817
Manitowoc Co., Inc. (a)	15,732	147,094
MTU Aero Engines AG - ADR (c)	1,385	111,063
NCR Corp. (a)(c)	9,043	163,226
Nikon Corp. - ADR (c)	22,295	203,721
NSK Ltd. - ADR (c)	31,078	456,691
Olympus Corp. - ADR (c)	68,750	1,153,968
Oshkosh Corp.	7,052	506,475
Pitney Bowes, Inc. (c)	4,474	10,603
Rexnord Corp.	7,685	231,319
Ricoh Co Ltd. - ADR	60,991	456,213
SMC Corp. - ADR (c)	65,371	1,653,232
Snap-on, Inc. (c)	10,662	1,382,755
Steelcase, Inc. - Class A (c)	17,743	205,464
Techtronic Industries Co. Ltd. - ADR	14,891	649,248
THK Co. Ltd. - ADR (c)	46,235	602,904
Tokyo Electron Ltd. - ADR	35,387	1,782,797
Weichai Power Co. Ltd. - ADR	11,325	156,851
		29,057,205
Management of Companies and Enterprises - 0.59%
Asahi Kasei Corp. - ADR (c)	43,747	694,702
ATN International, Inc.	1,433	85,120
Autohome, Inc. - ADR (c)	1,691	130,089
C&C Group PLC - ADR	32,331	243,452
Enstar Group Ltd. (a)(b)	1,835	261,304
Four Seasons Education Cayman, Inc. - ADR	5,798	6,929
Jupai Holdings Ltd. - ADR (a)(c)	33,900	35,934
Kitov Pharma Ltd. - ADR (a)(c)	33,093	15,587
Legal & General Group PLC - ADR	25,400	309,880
Mitsubishi UFJ Financial Group, Inc. - ADR (c)	377,013	1,572,144
Puxin Ltd. - ADR (a)	3,875	26,195
Qudian, Inc. - ADR (a)(c)	8,055	12,083
Shinhan Financial Group Co. Ltd. - ADR	12,999	318,476
Umpqua Holdings Corp.	2,306	26,265
Xerox Holdings Corp.	73,199	1,162,400
		4,900,560
Merchant Wholesalers, Durable Goods - 2.54%
Acorn International, Inc. - ADR	8,464	124,565
Anixter International, Inc. (a)	734	70,251
Arcelik AS - ADR	22,136	255,449
ASM Pacific Technology Ltd. - ADR (c)	5,023	137,680
Avnet, Inc.	1,886	51,375
BrasilAgro - Co Brasileira de Propriedades Agricolas - ADR	12,262	46,760
Builders FirstSource, Inc. (a)	19,803	412,100
Coloplast A/S - ADR (c)	57,113	950,360
Copart, Inc. (a)	8,644	772,687
Dongfeng Motor Group Co. Ltd. - ADR	7,177	212,511
Entegris, Inc. (c)	8,224	492,453
Fastenal Co. (c)	4,174	172,219
Ferguson PLC - ADR	181,052	1,408,585
Geely Automobile Holdings Ltd. - ADR (c)	12,194	339,359
Glencore PLC - ADR	71,844	265,679
GMS, Inc. (a)	11,257	230,656

Henry Schein, Inc. (a)	27,890	1,693,482
Honeywell International, Inc.	8,700	1,268,895
Huntington Ingalls Industries, Inc.	1,616	323,022
Insight Enterprises, Inc. (a)	6,630	339,854
Jefferies Financial Group, Inc.	24,138	353,622
Johnson Controls International PLC (b)	48,073	1,509,974
KAR Auction Services, Inc.	2,526	36,248
KLA Corp. (c)	7,100	1,249,315
Knowles Corp. (a)	16,942	254,808
Kone OYJ - ADR	19,098	640,738
LafargeHolcim Ltd. - ADR	145,439	1,191,145
La-Z-Boy, Inc.	5,197	133,667
LKQ Corp. (a)(c)	20,716	568,861
Luckin Coffee, Inc. - ADR (a)(c)	4,400	9,504
Marubeni Corp. - ADR (c)	3,853	188,951
Mitsubishi Corp. - ADR	8,399	388,958
Mitsui & Co. Ltd. - ADR	3,191	969,202
Mohawk Industries, Inc. (a)	2,195	204,574
Rush Enterprises, Inc. - Class A	7,190	299,248
Rush Enterprises, Inc. - Class B	537	19,660
Schnitzer Steel Industries, Inc. - Class A	13,002	204,131
SYNNEX Corp.	4,196	447,503
TE Connectivity Ltd. (b)	11,718	952,088
Unicharm Corp. - ADR (c)	186,912	1,390,625
Volkswagen AG - ADR	27,544	434,644
Warrior Met Coal, Inc. (c)	9,121	128,424
		21,143,832
Merchant Wholesalers, Nondurable Goods - 2.33%
AmerisourceBergen Corp.	6,044	576,235
Arrowhead Pharmaceuticals, Inc. (a)(c)	6,540	210,850
Central Garden & Pet Co. (a)	2,734	93,667
Core-Mark Holding Co, Inc.	818	22,888
Fresh Del Monte Produce, Inc. (b)	3,458	86,070
Industria de Diseno Textil SA - ADR	22,076	307,629
ITOCHU Corp. - ADR	53,144	2,278,549
KOC Holding AS - ADR	10,069	115,390
Koninklijke DSM NV - ADR	14,394	458,881
LyondellBasell Industries NV - Class A (b)	1,788	114,003
McKesson Corp.	7,874	1,249,367
Nu Skin Enterprises, Inc. - Class A	5,039	187,350
Orkla ASA - ADR	233,792	2,085,424
Performance Food Group Co. (a)	11,654	310,579
Roche Holding AG - ADR	154,313	6,689,468
Suntory Beverage & Food Ltd. - ADR (c)	57,095	1,155,603
Sysco Corp.	21,148	1,166,524
Tractor Supply Co.	341	41,609
Unilever PLC - ADR (c)	28,861	1,559,937
United Natural Foods, Inc. (a)	54	1,058
Universal Corp.	4,894	215,630
US Foods Holding Corp. (a)	14,837	283,980
World Fuel Services Corp.	5,939	151,326
		19,362,017
Mining (except Oil and Gas) - 0.76%
Anglo American Platinum Ltd. - ADR (c)	17,119	185,399
Anglo American PLC - ADR	154,479	1,632,843
AngloGold Ashanti Ltd. - ADR	4,558	111,944
Arch Resources, Inc. (c)	1,765	58,174
BHP Group PLC - ADR	26,329	1,037,363
Cia de Minas Buenaventura SAA - ADR	52	408
Gold Fields Ltd. - ADR	6,479	50,018
Kumba Iron Ore Ltd. - ADR	18,010	162,991
Martin Marietta Materials, Inc.	2,232	428,745
Newcrest Mining Ltd. - ADR (c)	17,976	367,187
Newmont Corp.	15,469	904,472
Peabody Energy Corp.	2,758	8,688
Polyus PJSC - ADR	1,921	163,996
Sandvik AB - ADR	57,723	958,202
Summit Materials, Inc. (a)	5,955	90,456
Vedanta Ltd. - ADR	22,308	108,863
Yanzhou Coal Mining Co. Ltd. - ADR	2,338	18,026
		6,287,775
Miscellaneous Manufacturing - 1.73%
Acushnet Holdings Corp. (c)	13,575	453,677
Ansell Ltd. - ADR	3,141	292,521
Baxter International, Inc.	8,037	723,410
BioTelemetry, Inc. (a)	2,529	119,318
Brady Corp. - Class A	9,214	471,112

Chow Tai Fook Jewellery Group Ltd. - ADR	36,031	263,026
Cochlear Ltd. - ADR (c)	4,469	291,155
ConvaTec Group PLC - ADR (c)	6,041	61,286
DENTSPLY SIRONA, Inc. (c)	18,870	877,833
DexCom, Inc. (a)(c)	2,357	891,678
Dover Corp.	9,848	957,718
Edwards Lifesciences Corp. (a)	6,800	1,528,097
Getinge AB - ADR	28,542	518,608
Haemonetics Corp. (a)	3,986	437,184
Hasbro, Inc.	133	9,777
Insulet Corp. (a)(c)	1,005	189,513
Merit Medical Systems, Inc. (a)(c)	1,010	45,440
Nintendo Co., Ltd. - ADR	40,051	2,036,193
NuVasive, Inc. (a)	4,234	256,580
Smith & Nephew PLC - ADR (c)	19,533	797,142
Sonova Holding AG - ADR	13,460	589,945
Stanley Black & Decker, Inc.	2,758	345,991
STERIS PLC (b)	3,917	649,791
Tandem Diabetes Care, Inc. (a)	2,203	183,179
Yamaha Corp. - ADR	11,536	566,994
Zimmer Biomet Holdings, Inc.	6,592	832,833
		14,390,001
Miscellaneous Store Retailers - 0.49%
KKR & Co, Inc. - Class A (c)	73,745	2,046,424
L'Oreal SA - ADR (a)	22,355	1,304,414
Match Group, Inc. (a)(c)	5,584	497,199
Rent-A-Center, Inc. (c)	10,243	260,787
		4,108,824
Motion Picture and Sound Recording Industries - 0.05%
Promotora de Informaciones SA - ADR (a)	7,062	4,407
Take-Two Interactive Software, Inc. (a)	2,974	404,969
		409,376
Motor Vehicle and Parts Dealers - 0.48%
Asbury Automotive Group, Inc. (a)(c)	4,475	323,453
Auto Trader Group PLC - ADR (c)	145,220	254,135
AutoNation, Inc. (a)(c)	10,839	427,924
AutoZone, Inc. (a)	488	560,156
CarMax, Inc. (a)(c)	11,880	1,046,034
Group 1 Automotive, Inc.	5,009	315,266
Murphy USA, Inc. (a)(c)	2,701	313,586
Penske Automotive Group, Inc.	5,932	212,128
Peugeot SA - ADR	18,362	261,659
Sonic Automotive, Inc. - Class A (c)	11,679	306,924
		4,021,265
Nonmetallic Mineral Product Manufacturing - 0.40%
AGC, Inc. - ADR (c)	90,260	509,066
Anhui Conch Cement Co. Ltd. - ADR	8,644	324,582
CRH PLC - ADR	16,933	544,566
HeidelbergCement AG - ADR	33,696	334,028
Legrand SA - ADR	15,798	217,223
Loma Negra Cia Industrial Argentina SA - ADR (a)	16,323	75,412
Owens Corning	8,597	451,343
Semen Indonesia Persero Tbk PT - ADR	8,894	112,242
TOTO Ltd. - ADR (c)	14,706	591,034
Wienerberger AG - ADR	50,197	196,270
		3,355,766
Nonstore Retailers - 1.18%
Amazon.com, Inc. (a)	2,997	7,319,783
Baozun, Inc. - ADR (a)(c)	5,606	148,503
JD.com, Inc. - ADR (a)	22,501	1,222,479
MonotaRO Co. Ltd. - ADR (c)	16,398	601,602
Pinduoduo, Inc. - ADR (a)(c)	2,769	185,163
Systemax, Inc.	1,200	25,188
WW Grainger, Inc.	269	83,288
ZOZO, Inc. - ADR	54,360	201,676
		9,787,682
Nursing and Residential Care Facilities - 0.09%
Acadia Healthcare Co., Inc. (a)(c)	8,853	253,284
Brookdale Senior Living, Inc. (a)	21,853	79,982
Ensign Group, Inc.	6,630	289,863
National HealthCare Corp.	2,354	157,883
		781,012
Oil and Gas Extraction - 1.57%
Apache Corp. (c)	19,465	210,027
Berry Corp.	3,828	16,231
Cabot Oil & Gas Corp.	4,626	91,780
CNOOC Ltd. - ADR	814	92,894

Continental Resources, Inc. (c)	73,688	901,204
Devon Energy Corp. (c)	33,782	365,183
Ecopetrol SA - ADR (c)	14,724	153,277
Eni SpA - ADR	23,996	436,727
EOG Resources, Inc.	14,679	748,189
Equinor ASA - ADR (c)	9,458	137,992
Galp Energia SGPS SA - ADR (c)	98,667	578,189
Gazprom Neft PJSC - ADR (c)	6,802	160,527
Gazprom PJSC - ADR	131,304	741,868
PDC Energy, Inc. (a)(c)	5,912	72,008
Phillips 66	13,829	1,082,258
Repsol SA - ADR	1,000	9,360
Royal Dutch Shell PLC - Class A - ADR (c)	65,984	2,108,189
Royal Dutch Shell PLC - Class B - ADR	54,746	1,666,468
Sasol Ltd. - ADR (c)	8,738	44,913
Southwestern Energy Co. (c)	56,174	169,084
Surgutneftegas PJSC - ADR	52,042	293,517
Tatneft PJSC - ADR (c)	6,536	275,754
TOTAL SA - ADR	67,017	2,518,498
WPX Energy, Inc. (a)	27,295	154,763
		13,028,900
Other Information Services - 0.80%
Alibaba Group Holding Ltd. - ADR (a)	20,211	4,191,560
CoStar Group, Inc. (a)(c)	703	461,730
Facebook, Inc. - Class A (a)	7,067	1,590,711
j2 Global, Inc. (c)	5,573	436,366
Phoenix New Media Ltd. - ADR	4,489	5,656
		6,686,023
Paper Manufacturing - 0.79%
Boise Cascade Co.	7,862	267,544
Graphic Packaging Holding Co.	13,926	201,509
Greif, Inc. - Class A	6,638	225,559
Greif, Inc. - Class B	1,502	57,587
International Paper Co.	24,981	850,603
Kimberly-Clark Corp.	13,168	1,862,482
Packaging Corp. of America	6,093	617,891
PH Glatfelter Co.	8,460	130,369
Smurfit Kappa Group PLC - ADR	8,133	262,289
Stora Enso OYJ - ADR	6,309	77,411
Svenska Cellulosa AB SCA - ADR	77,779	971,896
WestRock Co.	36,074	1,012,237
		6,537,377
Performing Arts, Spectator Sports, and Related Industries - 0.12%
Electronic Arts, Inc. (a)	2,833	348,120
Flutter Entertainment PLC - ADR (c)	2,628	170,841
Hyve Group PLC - ADR	17,124	18,836
MultiChoice Group - ADR (a)	52	250
OPAP SA - ADR	52,238	236,272
TEGNA, Inc.	18,859	221,027
		995,346
Personal and Laundry Services - 0.01%
UniFirst Corp.	510	91,698
Petroleum and Coal Products Manufacturing - 0.87%
BP PLC - ADR (c)	22,961	531,318
Carlisle Cos, Inc.	1,305	156,417
Chevron Corp.	1,578	144,703
CVR Energy, Inc. (c)	4,218	86,047
Delek US Holdings, Inc. (c)	5,211	102,500
HollyFrontier Corp. (c)	37,295	1,172,928
Marathon Oil Corp.	214,164	1,143,636
Marathon Petroleum Corp.	34,089	1,197,887
Murphy Oil Corp. (c)	10,529	125,822
OMV AG - ADR	37,936	1,271,235
PBF Energy, Inc. - Class A	7,846	83,325
Valero Energy Corp.	18,258	1,216,713
YPF SA - ADR	2,548	12,842
		7,245,373
Pipeline Transportation - 0.11%
ENN Energy Holdings Ltd. - ADR	17,965	835,552
Transportadora de Gas del Sur SA - Class B - ADR (a)(c)	8,008	43,003
		878,555
Plastics and Rubber Products Manufacturing - 0.27%
Bridgestone Corp. - ADR	72,006	1,189,899
Newell Brands, Inc.	57,338	753,995
Tredegar Corp.	11,857	181,531
Tupperware Brands Corp. (c)	30,553	98,686
		2,224,111

Postal Service - 0.02%
Royal Mail PLC - ADR	44,550	191,231
Primary Metal Manufacturing - 0.78%
Allegheny Technologies, Inc. (a)(c)	8,402	72,929
APERAM SA (b)	10,649	291,623
ArcelorMittal SA (b)(c)	21,624	208,023
Carpenter Technology Corp. (c)	10,151	237,229
Cia Siderurgica Nacional SA - ADR	40,738	76,995
Commercial Metals Co.	31,422	539,202
Encore Wire Corp.	2,422	116,958
Grupo Simec SAB de CV - ADR	984	6,524
Kaiser Aluminum Corp. (c)	1,309	93,921
Kubota Corp. - ADR	11,011	745,555
MMC Norilsk Nickel PJSC - ADR (c)	10,221	324,823
Nucor Corp.	18,346	775,301
Ossen Innovation Co. Ltd. - ADR (a)	2,859	5,575
Reliance Steel & Aluminum Co.	18,816	1,825,152
Sumitomo Corp. - ADR (c)	41,704	497,946
Sumitomo Metal Mining Co. Ltd. - ADR	70,579	487,348
Ternium SA - ADR (c)	8,291	131,744
Usinas Siderurgicas de Minas Gerais SA Usiminas - ADR (c)	16,982	18,935
Viavi Solutions, Inc. (a)	4,808	55,725
		6,511,508
Printing and Related Support Activities - 0.15%
Cimpress PLC (a)(b)	2,360	212,707
Dai Nippon Printing Co. Ltd. - ADR	23,314	264,148
Toppan Printing Co. Ltd. - ADR	87,053	739,950
		1,216,805
Professional, Scientific, and Technical Services - 2.57%
AirNet Technology, Inc. - ADR (a)	417	296
Akari Therapeutics PLC - ADR (a)	24,589	50,162
Avita Medical Ltd. - ADR (a)(c)	39,608	255,076
Booz Allen Hamilton Holding Corp.	8,478	676,205
CACI International, Inc. - Class A (a)	2,090	524,130
CDW Corp.	16,487	1,828,573
Cerner Corp.	10,074	734,395
CGG SA - ADR (a)	3,074	3,412
Cheetah Mobile, Inc. - ADR	17,643	48,342
China Finance Online Co Ltd. - ADR (a)	564	2,955
Chorus Ltd. - ADR	7,071	161,431
Cognizant Technology Solutions Corp. - Class A	22,956	1,216,668
DXC Technology Co.	22,261	316,329
Endava PLC - ADR (a)(c)	3,154	151,644
EPAM Systems, Inc. (a)	182	41,976
Evotec SE - ADR (a)	4,628	249,681
Experian PLC - ADR	19,078	667,539
F5 Networks, Inc. (a)	5,076	735,614
FTI Consulting, Inc. (a)(c)	4,740	570,980
Fujitsu Ltd. - ADR	52,740	1,082,489
Galapagos NV - ADR (a)(c)	2,201	446,318
Genetic Technologies Ltd. - ADR (a)	2,167	4,421
Genmab A/S - ADR (a)	34,242	1,043,354
Gravity Co. Ltd. - ADR	10,048	509,434
Hong Kong Television Network Ltd. - ADR (a)	16,425	170,820
Imperial Holdings Ltd. - ADR	7,739	16,794
Infosys Ltd. - ADR (c)	25,293	230,166
International Business Machines Corp. (c)	6,036	753,896
Jacobs Engineering Group, Inc. (c)	16,231	1,363,730
Jardine Strategic Holdings Ltd. - ADR	156	1,569
Leidos Holdings, Inc.	7,260	764,405
Materialise NV - ADR (a)(c)	10,615	267,710
Maxar Technologies, Inc. (c)	7,603	114,577
MAXIMUS, Inc. (c)	5,943	428,015
Mitie Group PLC - ADR (c)	13,526	45,921
Momo, Inc. - ADR	1,285	24,929
Naspers Ltd. - ADR	7,229	237,617
National CineMedia, Inc.	27,817	76,497
NeoGenomics, Inc. (a)(c)	8,835	235,806
NextGen Healthcare, Inc. (a)	8,300	85,656
NIC, Inc.	5,434	130,742
Nice Ltd. - ADR (a)	2,581	480,427
NuCana PLC - ADR (a)(c)	1,394	8,740
Omnicom Group, Inc. (c)	4,546	249,075
Resources Connection, Inc.	12,063	132,572
Rightmove PLC - ADR	12,366	182,522
Science Applications International Corp.	2,769	243,783
ServiceNow, Inc. (a)	2,106	816,981

Summit Therapeutics PLC - ADR (a)	3,313	13,385
Sykes Enterprises, Inc. (a)	5,820	158,653
Syneos Health, Inc. (a)(c)	7,129	434,797
Telia Co. AB - ADR	84,564	576,727
Timken Co.	15,575	662,561
Trade Desk, Inc. - Class A (a)(c)	504	157,026
Unisys Corp. (a)(c)	5,971	67,831
Verint Systems, Inc. (a)(c)	6,303	292,270
VTech Holdings Ltd. - ADR	19,571	116,447
Wipro Ltd. - ADR	59,577	197,200
Worley Ltd. - ADR	1,247	7,058
Yiren Digital Ltd. - ADR (a)	11,261	43,017
Zealand Pharma A/S - ADR (a)(c)	7,772	318,652
		21,429,998
Publishing Industries (except Internet) - 4.28%
Activision Blizzard, Inc.	26,105	1,879,038
Adobe, Inc. (a)	4,412	1,705,679
Akamai Technologies, Inc. (a)(c)	5,459	577,562
ANSYS, Inc. (a)	1,967	556,661
Appfolio, Inc. - Class A (a)(c)	2,921	463,008
Cadence Design System, Inc. (a)	11,068	1,010,398
Citrix Systems, Inc.	5,289	783,407
DocuSign, Inc. (a)(c)	1,093	152,736
Fair Isaac Corp. (a)(c)	800	322,120
John Wiley & Sons, Inc.	5,077	204,095
Konami Holdings Corp. - ADR (c)	13,812	484,870
Meredith Corp. (c)	7,217	107,822
Microsoft Corp.	83,454	15,292,945
MiX Telematics Ltd. - ADR	6,018	51,454
New York Times Co. - Class A (c)	5,084	199,445
News Corp.	75,450	924,263
News Corp. - Class B	11,871	145,538
NortonLifeLock, Inc.	116,092	2,644,576
Nuance Communications, Inc. (a)(c)	20,626	471,923
Opera Ltd. - ADR (a)	3,063	18,929
Oracle Corp.	44,775	2,407,552
Paycom Software, Inc. (a)(c)	1,758	522,530
RELX PLC - ADR (c)	22,434	522,488
Scholastic Corp.	4,387	128,978
SS&C Technologies Holdings, Inc. (c)	7,863	455,228
Synopsys, Inc. (a)	9,412	1,702,725
Trend Micro, Inc. - ADR (c)	9,295	509,273
Veeva Systems, Inc. - Class A (a)	5,249	1,148,849
Vipshop Holdings Ltd. - ADR (a)	11,988	207,872
		35,601,964
Rail Transportation - 0.48%
Central Japan Railway Co. - ADR	80,351	1,378,020
CSX Corp.	1,606	114,957
East Japan Railway Co. - ADR	55,649	727,332
Kansas City Southern	2,396	360,646
Norfolk Southern Corp.	3,158	563,040
West Japan Railway Co. - ADR	13,915	889,308
		4,033,303
Real Estate - 0.52%
CapitaLand Ltd. - ADR (a)(c)	36,289	146,063
CBRE Group, Inc. - Class A (a)	52,178	2,294,788
China Overseas Land & Investment Ltd. - ADR	10,351	157,582
Gafisa SA - ADR	140	217
Hang Lung Properties Ltd. - ADR	6,051	63,536
Henderson Land Development Co. Ltd. - ADR	17,032	60,634
IRSA Propiedades Comerciales SA - ADR	2,506	14,911
Jones Lang LaSalle, Inc. (c)	2,060	210,944
Mitsubishi Estate Co. Ltd. - ADR	54,764	865,818
Newmark Group, Inc.	59,964	254,847
Walker & Dunlop, Inc.	5,506	222,993
		4,292,333
Rental and Leasing Services - 0.25%
Air Lease Corp. (c)	7,228	217,635
Brambles Ltd. - ADR	23,220	354,105
Cardtronics PLC - Class A (a)(b)(c)	4,346	105,130
Fly Leasing Ltd. - ADR (a)	25,612	212,067
Harsco Corp. (a)	2,576	28,748
Localiza Rent a Car SA - ADR	4,344	33,970
McGrath RentCorp.	1,262	70,369
Navient Corp.	19,852	147,699
Triton International Ltd. (b)(c)	10,189	310,765
United Rentals, Inc. (a)(c)	4,178	580,283
		2,060,771

Repair and Maintenance - 0.16%
SKF AB - ADR (c)	74,276	1,362,965
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.46%
360 Finance, Inc. - ADR (a)	14,780	148,539
Advanced Info Service PCL - ADR	1,075	6,515
Amarin Corp. PLC - ADR (a)(c)	595	4,082
Ameriprise Financial, Inc.	5,364	751,335
Apollo Global Management, Inc. (c)	3,128	148,893
Aramark	20,541	531,806
Artisan Partners Asset Management, Inc. - Class A	12,609	365,283
Astra International, Tbk PT - ADR	47,015	296,195
BB Seguridade Participacoes SA - ADR	32,492	152,387
Bidvest Group Ltd. - ADR	7,602	132,427
BlackRock, Inc.	245	129,517
Blackstone Group, Inc. - Class A	24,134	1,370,811
CK Hutchison Holdings Ltd. - ADR (c)	38,020	232,682
CME Group, Inc.	1,800	328,680
Credit Agricole SA - ADR	158,200	673,932
Credit Suisse Group AG - ADR (c)	61,521	557,380
Daiwa Securities Group, Inc. - ADR (c)	225,929	928,003
Delek Group Ltd. - ADR	23,324	67,290
Deutsche Boerse AG - ADR	50,583	831,079
Fidelity National Financial, Inc.	23,314	743,717
First Pacific Co. Ltd. - ADR	310,477	288,588
Futu Holdings Ltd. - ADR (a)	10,866	173,747
GDS Holdings Ltd. - ADR (a)(c)	998	56,886
Genting Bhd - ADR	15,121	69,561
Gilead Sciences, Inc.	24,000	1,867,920
Goldman Sachs Group, Inc.	4,822	947,475
Hexindai, Inc. - ADR (a)	193	218
Hong Kong Exchanges & Clearing Ltd. - ADR	2,467	86,937
Indivior PLC -ADR (a)(c)	8,901	63,938
Janus Henderson Group PLC (b)	3,076	66,319
Japan Exchange Group, Inc. - ADR (c)	97,154	1,039,547
Legg Mason, Inc.	5,069	252,588
Leju Holdings Ltd. - ADR (a)	35,863	59,174
LexinFintech Holdings Ltd. - ADR (a)	10,325	84,149
LPL Financial Holdings, Inc.	7,654	546,419
MarketAxess Holdings, Inc.	1,755	892,576
Morgan Stanley (c)	61,688	2,726,610
MSCI, Inc.	2,790	917,492
NASDAQ, Inc.	1,884	223,179
Nomura Holdings, Inc.- ADR (c)	445,303	1,896,991
OneSmart International Education Group Ltd. - ADR (a)	4,412	16,236
Piper Jaffray Cos.	4,910	292,832
Raymond James Financial, Inc.	4,146	287,235
Recruit Holdings Co. Ltd. - ADR (c)	283,319	1,952,776
RISE Education Cayman Ltd. - ADR (a)	10,236	30,810
S&P Global, Inc.	2,587	840,827
Sea Ltd. - ADR (a)	7,189	573,682
Secoo Holding Ltd. - ADR (a)	5,222	12,167
Sibanye Stillwater Ltd. - ADR	8,915	65,436
Singapore Exchange Ltd. - ADR	9,230	796,272
Stifel Financial Corp.	24,182	1,153,723
T Rowe Price Group, Inc.	12,123	1,465,671
TechnoPro Holdings, Inc. - ADR	49,264	590,675
Virtus Investment Partners, Inc.	613	56,997
WH Group Ltd. - ADR	1,839	31,787
Yintech Investment Holdings Ltd. - ADR	678	3,865
		28,831,858
Space Research and Technology - 0.00%
GSX Techedu, Inc. - ADR (a)	626	19,631
Specialty Trade Contractors - 0.29%
EMCOR Group, Inc.	8,437	536,171
Las Vegas Sands Corp.	10,604	508,356
Quanta Services, Inc. (c)	13,999	516,983
NetEase, Inc. - ADR	2,202	843,146
		2,404,656
Support Activities for Mining - 1.51%
BHP Group Ltd. - ADR (c)	30,690	1,445,498
Cleveland-Cliffs, Inc. (c)	15,280	79,762
ConocoPhillips	32,964	1,390,421
Epiroc AB - ADR	37,947	419,694
Fortescue Metals Group Ltd. - ADR	36,281	659,589
Hess Corp. (c)	5,378	255,294
Impala Platinum Holdings Ltd. - ADR	19,428	128,318

Inpex Corp. - ADR	199,187	1,362,438
Liberty Oilfield Services, Inc. - Class A	7,821	40,278
LUKOIL PJSC - ADR	11,414	859,360
NexTier Oilfield Solutions, Inc. (a)	15,334	44,469
Noble Energy, Inc. (c)	2,971	25,937
Pampa Energia SA - ADR (a)	2,636	27,309
Patterson-UTI Energy, Inc.	10,540	38,893
PGS ASA - ADR (a)	29,132	9,905
Pioneer Natural Resources Co.	13,435	1,230,646
ProPetro Holding Corp. (a)	15,237	75,423
Rio Tinto PLC - ADR	36,828	1,985,765
Santos Ltd. - ADR (c)	58,194	207,171
South32 Ltd. - ADR	32,044	201,557
Targa Resources Corp.	65,681	1,175,033
Tullow Oil PLC - ADR	50,158	6,671
Vale SA - ADR	15,197	148,323
Wesfarmers Ltd. - ADR (c)	56,359	747,095
		12,564,849
Support Activities for Transportation - 0.34%
DSV PANALPINA A/S - ADR	12,115	640,035
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	3,597	126,795
Grupo Aeroportuario del Pacifico SAB de CV - ADR	703	46,686
Grupo Aeroportuario del Sureste SAB de CV - ADR	69	7,153
Hub Group, Inc. - Class A (a)	7,204	336,931
XPO Logistics, Inc. (a)(c)	21,025	1,656,981
		2,814,581
Telecommunications - 4.26%
58.com, Inc. - ADR (a)	3,276	157,281
Acacia Communications, Inc. (a)	681	45,968
America Movil SAB de CV - Class A - ADR	1,312	17,161
America Movil SAB de CV - Class L - ADR	12,341	163,642
AT&T, Inc.	196,405	6,061,059
Bezeq The Israeli Telecommunication Corp. Ltd. - ADR (a)	82,871	348,473
CenturyLink, Inc. (c)	162,268	1,595,094
China Mobile Ltd. - ADR	10,109	355,432
China Telecom Corp. Ltd. - ADR (c)	4,150	131,804
China Unicom Hong Kong Ltd. - ADR	12,128	68,159
Chunghwa Telecom Co. Ltd. - ADR	24,269	898,681
Cogent Communications Holdings, Inc.	5,075	388,339
Deutsche Telekom AG - ADR	35,479	561,278
GCI Liberty, Inc. - Class A (a)	3,642	251,990
Hellenic Telecommunications Organization SA - ADR	22,389	147,767
Integer Holdings Corp. (a)	5,443	430,977
Iridium Communications, Inc. (a)	2,558	58,834
JOYY, Inc. - ADR (a)(c)	2,146	131,013
KDDI Corp. - ADR	116,538	1,694,463
Koninklijke KPN NV - ADR	41,382	100,972
KT Corp. - ADR	10,582	103,069
Magyar Telekom Telecommunications PLC - ADR	28,873	163,132
Mobile TeleSystems PJSC - ADR	45,704	406,309
MTN Group Ltd. - ADR	55,655	175,870
Nippon Telegraph & Telephone Corp. - ADR	63,415	1,441,423
NTT DOCOMO, Inc. - ADR (c)	48,395	1,323,604
Partner Communications Co. Ltd. - ADR (a)	24,328	96,825
PCCW Ltd. - ADR	76,939	413,162
PLDT, Inc. - ADR (c)	13,558	331,358
Renren, Inc. - ADR (a)(c)	43,107	193,550
ResMed, Inc.	3,704	595,677
RingCentral, Inc. - Class A (a)	493	135,205
Rostelecom PJSC - ADR	39,280	266,122
SK Telecom Co. Ltd. - ADR	12,340	237,545
SoftBank Group Corp. - ADR	54,354	1,241,445
Spark New Zealand Ltd. - ADR	5,084	70,159
Swisscom AG - ADR (c)	9,515	495,541
Telecom Argentina SA - ADR	1,373	11,794
Telecom Italia SpA/Milano - ADR	59,518	225,573
Telefonaktiebolaget LM Ericsson - ADR (c)	828	7,568
Telefonica SA - ADR	2,120	10,091
Telekomunikasi Indonesia Persero Tbk PT - ADR	22,603	482,574
Telenor ASA - ADR	47,270	709,995
Telephone and Data Systems, Inc.	4,862	99,622
Telstra Corp. Ltd. - ADR	34,532	369,147
Tencent Holdings Ltd. - ADR	58,736	3,190,540
The9 Ltd. - ADR (a)	35,459	20,566
TIM Participacoes SA - ADR	4,965	61,566
T-Mobile US, Inc. (a)(c)	24,495	2,450,479
Turkcell Iletisim Hizmetleri AS - ADR	16,753	86,781

United States Cellular Corp. (a)	2,477	78,050
VEON Ltd. - ADR	8,600	12,814
Verizon Communications, Inc.	77,834	4,466,116
ViacomCBS, Inc. - Class A	664	16,288
ViacomCBS, Inc. - Class B (c)	18,756	388,999
Vodacom Group Ltd. - ADR	11,633	82,943
Vodafone Group PLC - ADR	24,031	396,752
XL Axiata Tbk PT - ADR	67,556	256,713
Z Holdings Corp. - ADR	89,365	730,112
		35,453,466
Textile Product Mills - 0.08%
Hermes International - ADR (c)	5,885	492,221
Tempur Sealy International, Inc. (a)	2,134	139,201
		631,422
Transportation Equipment Manufacturing - 2.90%
Aisin Seiki Co. Ltd. - ADR (c)	13,207	418,530
BorgWarner, Inc. (c)	22,299	716,913
Brilliance China Automotive Holdings Ltd. - ADR	8,304	70,335
Dana, Inc.	15,332	193,796
Denso Corp. - ADR	37,311	716,371
Fox Factory Holding Corp. (a)(c)	1,830	131,961
General Dynamics Corp.	1,434	210,554
General Motors Co.	29,283	757,844
Gentex Corp.	19,022	502,942
Great Wall Motor Co. Ltd. - ADR	45,397	284,185
HEICO Corp. - Class A	660	55,407
Honda Motor Co. Ltd. - ADR (c)	75,244	1,960,106
Isuzu Motors Ltd. - ADR	31,571	292,663
Kawasaki Heavy Industries Ltd. - ADR (c)	32,617	206,955
LCI Industries (c)	1,220	120,695
Lear Corp.	4,022	426,533
Leonardo SpA - ADR (c)	66,362	201,409
Lockheed Martin Corp.	5,641	2,191,190
Mazda Motor Corp. - ADR (c)	62,710	198,791
Meritor, Inc. (a)	6,784	138,258
Modine Manufacturing Co. (a)	8,615	46,090
Niu Technologies - ADR (a)(c)	11,390	121,304
PACCAR, Inc.	30,055	2,219,862
Raytheon Technologies Corp.	11,202	722,753
Shimano, Inc. - ADR (c)	54,385	996,605
Subaru Corp. - ADR	27,324	301,247
Suzuki Motor Corp. - ADR	2,944	407,773
Tata Motors Ltd. - ADR (c)	17,742	101,307
Tesla, Inc. (a)(c)	1,151	961,085
Thor Industries, Inc. (c)	5,746	495,305
Toyota Industries Corp. - ADR	11,305	577,064
Toyota Motor Corp. - ADR (c)	44,606	5,620,802
Volvo AB - ADR (c)	125,990	1,783,388
		24,150,023
Truck Transportation - 0.18%
Lithia Motors, Inc. - Class A (c)	3,415	411,815
Old Dominion Freight Lines, Inc.	2,937	502,491
Saia, Inc. (a)(c)	1,012	109,741
Werner Enterprises, Inc. (c)	9,454	436,964
		1,461,011
Utilities - 3.07%
AGL Energy Ltd. - ADR	56,240	634,387
Alliant Energy Corp.	6,742	332,785
Ameren Corp.	4,349	325,001
Avista Corp. (c)	8,550	334,904
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	7,818	78,415
Cia Energetica de Minas Gerais - ADR	2,338	4,793
Cia Paranaense de Energia - ADR	17,126	188,129
CLP Holdings Ltd. - ADR (c)	59,967	593,074
DTE Energy Co.	1,205	129,622
Duke Energy Corp. (c)	17,264	1,478,316
Edison International	16,925	983,512
Électricité de France SA - ADR	58,585	100,913
Empresa Distribuidora Y Comercializadora Norte - ADR (a)	5,315	16,317
Enel Americas SA - ADR	4,630	34,355
Enel Chile SA - ADR	50,239	186,387
Enel SpA - ADR	250,842	1,921,449
Engie SA - ADR	91,030	1,084,168
Entergy Corp.	13,016	1,325,289
Evergy, Inc.	23,512	1,450,455
Exelon Corp.	1,049	40,187
FirstEnergy Corp.	8,741	369,395

Hawaiian Electric Industries, Inc. (c)	9,792	386,392
Hong Kong & China Gas Co. Ltd. - ADR	600,971	973,573
Iberdrola SA - ADR	39,128	1,686,807
Kinder Morgan, Inc.	22,584	356,827
MDU Resources Group, Inc.	17,417	378,994
NextEra Energy, Inc.	4,782	1,222,088
NiSource, Inc.	8,623	205,486
NorthWestern Corp.	9,794	588,815
NRG Energy, Inc.	19,910	717,756
ONEOK, Inc. (c)	1,087	39,882
Otter Tail Corp.	4,490	192,666
PG&E Corp. (a)	7,050	83,613
Portland General Electric Co.	15,793	744,008
Power Assets Holdings Ltd. - ADR	14,879	81,463
PPL Corp.	32,815	916,851
RWE AG - ADR	4,974	164,689
Southern Co.	33,469	1,910,075
Spire, Inc.	2,265	165,164
SSE PLC - ADR	33,019	504,200
Suez SA - ADR (c)	86,420	489,137
Tenaga Nasional Bhd - ADR	321	3,440
TerraForm Power, Inc. - Class A	8,219	151,065
Tokyo Gas Co. Ltd. - ADR	54,115	646,133
Vistra Energy Corp.	63,405	1,295,998
		25,516,975
Waste Management and Remediation Services - 0.22%
Darling Ingredients, Inc. (a)(c)	15,998	372,913
Republic Sevices, Inc.	5,493	469,432
Veolia Environnement SA - ADR	44,303	971,122
		1,813,467
Water Transportation - 0.36%
Carnival Corp. (b)(c)	29,616	466,156
Central Puerto SA - ADR	5,948	16,179
Norwegian Cruise Line Holdings Ltd. (a)(b)(c)	69,236	1,084,236
Royal Caribbean Cruises Ltd. (b)(c)	28,527	1,479,695
		3,046,266
Wood Product Manufacturing - 0.27%
Cavco Industries, Inc. (a)	611	116,206
Koppers Holdings, Inc. (a)	5,462	90,505
Masco Corp.	35,790	1,669,604
UFP Industries, Inc.	9,089	415,640
		2,291,955
TOTAL COMMON STOCKS (Cost $758,453,435)		798,944,807

PREFERRED STOCKS - 0.28%
Administration of Economic Programs - 0.00%
Centrais Electricas Brasileiras SA - ADR, 6.196% (d)	3,204	19,064
Air Transportation - 0.00%
Gol Linhas Aereas Inteligentes SA - ADR, 0.157% (d)	1,419	6,244
Credit Intermediation and Related Activities - 0.06%
Bancolombia SA - ADR, 6.075% (d)	11,783	304,708
Itau Unibanco Holding SA - ADR, 10.473% (d)	48,044	204,187
		508,895
Management of Companies and Enterprises - 0.04%
Azul SA - ADR (a)(d)	1,229	9,807
Porsche Automobil Holding SE - ADR, 4.542% (d)	54,309	292,726
		302,533
Merchant Wholesalers, Durable Goods - 0.10%
Volkswagen AG - ADR, 3.607% (c)(d)	54,054	798,107
Oil and Gas Extraction - 0.04%
Petroleo Brasileiro SA - ADR, 5.267% (c)(d)	18,070	136,248
Surgutneftegas PJSC - ADR, 22.771% (d)	47,748	238,262
		374,510
Primary Metal Manufacturing - 0.01%
Gerdau SA - ADR, 1.980% (d)	28,654	71,635
Telecommunications - 0.01%
Telefonica Brasil SA - ADR, 7.404% (d)	8,378	73,475
Utilities - 0.02%
Cia Energetica de Minas Gerais - ADR, 8.976% (d)	4,499	8,953
Cia Paranaense de Energia - ADR, 5.918% (c)(d)	11,700	139,347
		148,300
TOTAL PREFERRED STOCKS (Cost $2,865,598)		2,302,763

EXCHANGE-TRADED FUNDS - 0.96%
iShares MSCI EAFE ETF (c)	46,542	2,775,765
iShares Russell 1000 ETF (c)	23,252	3,917,265
iShares Russell 2000 ETF (c)	6,307	876,042
Vanguard FTSE Emerging Markets ETF	11,061	413,239
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,268,733)		7,982,311

REAL ESTATE INVESTMENT TRUSTS - 2.11%
Accomodation - 0.03%
Sunstone Hotel Investors, Inc.	27,930	247,181
Forestry and Logging - 0.02%
Weyerhaeuser Co.	9,478	191,361
Funds, Trusts, and Other Financial Vehicles - 0.02%
Apollo Commercial Real Estate Finance, Inc. (c)	16,985	139,787
Heavy and Civil Engineering Construction - 0.03%
Cyrela Brazil Realty SA Empreendimentos e Participacoes - ADR	73,675	230,234
Professional, Scientific, and Technical Services - 0.03%
CoreCivic, Inc.	4,199	50,514
Extra Space Storage, Inc. (c)	714	69,079
Outfront Media, Inc.	11,050	155,142
		274,735
Real Estate - 1.79%
American Finance Trust, Inc.	7,374	53,978
American Homes 4 Rent	13,481	340,260
Brixmor Property Group, Inc.	36,378	405,978
Corporate Office Properties Trust	11,357	283,584
DiamondRock Hospitality Co.	13,467	80,667
Duke Realty Corp.	14,333	494,202
EastGroup Properties, Inc.	26	3,023
Equity Residential	9,360	566,842
First Industrial Realty Trust, Inc.	3,922	148,565
Franklin Street Properties Corp. (c)	18,301	97,727
Gaming and Leisure Properties, Inc.	15,080	520,863
Host Hotels & Resorts, Inc. (c)	78,165	933,290
Invesco Mortgage Capital, Inc. (c)	21,806	60,403
Investors Real Estate Trust	974	69,057
Invitation Homes, Inc. (c)	28,013	736,742
iStar, Inc. (c)	24,364	266,299
Kimco Realty Corp. (c)	121,289	1,347,521
Kite Realty Group Trust	21,499	208,540
KKR Real Estate Finance Trust, Inc.	4,453	72,094
Lexington Realty Trust	149,951	1,457,523
Life Storage, Inc. (c)	746	72,720
LTC Properties, Inc.	5,219	192,111
MFA Financial, Inc.	40,436	68,337
Mid-America Apartment Communities, Inc. (c)	11,608	1,350,707
Office Properties Income Trust (c)	11,534	291,695
PennyMac Mortgage Investment Trust (c)	25,721	283,188
Physicians Realty Trust	315	5,440
Piedmont Office Realty Trust, Inc. - Class A	39,742	662,897
Prologis, Inc.	3,409	311,924
Retail Value, Inc.	10,191	118,114
RPT Realty (c)	44,891	259,021
Sabra Health Care REIT, Inc.	3,720	50,071
Simon Property Group, Inc. (c)	237	13,675
SITE Centers Corp.	9,530	54,035
SL Green Realty Corp. (c)	673	28,347
Sun Communities, Inc.	5,648	774,849
Taubman Centers, Inc. (c)	2,970	122,780
TPG RE Finance Trust, Inc.	14,389	106,622
Urstadt Biddle Properties, Inc. - Class A	3,442	43,920
VEREIT, Inc.	29,935	164,044
VICI Properties, Inc.	31,283	613,772
Washington Prime Group, Inc. (c)	37,669	24,131
Washington Real Estate Investment Trust (c)	4,244	93,071
Welltower, Inc.	11,411	578,195
WP Carey, Inc. (c)	7,686	460,468
		14,891,292
Social Assistance - 0.02%
GEO Group, Inc.	14,473	173,387
Telecommunications - 0.17%
American Tower Corp.	3,971	1,025,193
Equinix, Inc.	176	122,783
SBA Communications Corp. (c)	886	278,319
		1,426,295
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $22,050,718)		17,574,272

RIGHTS - 0.00%
Liberty Media Corp-Liberty SiriusXM (Expiration: June 5, 2020) (a)	1,059	11,515
TOTAL RIGHTS (Cost $8,024)		11,515

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 18.27%
Money Market Fund - 18.27%
Mount Vernon Liquid Assets Portfolio, LLC, 0.330% (e)	152,084,375	152,084,375
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $152,084,375)		152,084,375

SHORT-TERM INVESTMENTS - 0.44%
First American Government Obligations Fund, Class X, 0.091% (e)	3,618,805	3,618,805
TOTAL SHORT-TERM INVESTMENTS (Cost $3,618,805)		3,618,805

Total Investments (Cost $946,349,688) - 118.06%		982,518,848
Liabilities in Excess of Other Assets - (18.06)%		(150,269,474)
TOTAL NET ASSETS - 100.00%		$832,249,374

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of May 31, 2020. Total value of securities out on loan is $147,617,478.
(d)	Perpetual preferred stock with no stated maturity.
(e)	The rate shown represents the 7-day yield at May 31, 2020.

Abbreviations
AB	Aktiebolag is a Swedish term for a stock company.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term for a stock company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtio is a Finnish term for publicly-traded companies.
PJSC	An abbreviation used by many countries to signify an open joint-stock company.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a publicly traded company.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
SE	Societas Europea is a term for a European Public Limited Liability Company.
SpA	Soicieta per Azioni is an Italian term for limited share company.

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at May 31, 2020

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2020.

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$793,132,131	$5,812,676	$-	$798,944,807
Preferred Stocks*	2,302,763	-	-	2,302,763
Exchange-Traded Funds	7,982,311	-	-	7,982,311
Real Estate Investment Trusts*	17,574,272	-	-	17,574,272
Rights	11,515	-	-	11,515
Total Equity	821,002,992	5,812,676	-	826,815,668
Money Market Funds	155,703,180	-	-	155,703,180
Total Investments in Securities	$976,706,172	$5,812,676	$-	$982,518,848

* For further breakdown by industry, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period ended May 31, 2020.